SEGMENT INFORMATION - Major Customers (Details)	12 Months Ended
Dec. 31, 2017
Minimum
Disclosure of major customers [line items]
Payment terms for customers	30 years
Maximum
Disclosure of major customers [line items]
Payment terms for customers	60 years
Customer One
Disclosure of major customers [line items]
Percentage of revenue	59.00%
Customer Two
Disclosure of major customers [line items]
Percentage of revenue	19.00%